Other Liabilities, Provisions, Contingencies and Commitments - Contingencies (Details) $ in Millions, $ in Millions	Dec. 31, 2024 USD ($)	[1]	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Disclosure of financial liabilities [line items]
Provisions	$ 186		$ 3,875	$ 4,323
Indirect taxes
Disclosure of financial liabilities [line items]
Provisions			1,277	1,649	$ 1,976	$ 2,845
Labor
Disclosure of financial liabilities [line items]
Provisions			1,445	1,570	1,703	1,807
Legal
Disclosure of financial liabilities [line items]
Provisions			$ 1,153	$ 1,104	$ 1,006	$ 937

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4